PGIM S&P 500 Buffer 20 ETF - August N-1A Cover	Apr. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PGIM ROCK ETF TRUST
Entity Central Index Key	0001992104
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 01, 2026
Prospectus Date	Feb. 20, 2026